Details of Significant Accounts - Earnings per share, schedule of earnings (losses) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$ 4,643	$ 5,021	$ 5,416
Profit attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849	118,024
Profit attributable to ordinary shareholders of the parent, loss per share (in USD per share)	$ 0.05	$ 0.05	$ 0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$ 4,643	$ 5,021	$ 5,416
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849	118,024
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share (in USD per share)	$ 0.05	$ 0.05	$ 0.05